6. Intangible Assets (Details - Intangible assets, net) - USD ($)	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
Intangible assets gross	$ 237,833	$ 225,248
Less: accumulated amortization	(56,480)	(28,297)
Intangible assets net	181,353	196,951	$ 0
License [Member]
Intangible assets gross	142,248	142,248
Customer Relationships [Member]
Intangible assets gross	$ 83,000	$ 83,000